Loans Payable	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Loans Payable

10.    LOANS PAYABLE

Short-term Loans

On May 13, 2014, 91 Wireless entered into a banking facility agreement with Hong Kong and Shanghai Banking Corporation Limited (Hong Kong branch) (“HSBC”), pursuant to which 91 Wireless is entitled to borrow a US$ denominated loan of RMB129.56 million (US$20.00 million) with an interest rate of 0.8% per annum over 1, 3 or 6 months LIBOR. The banking facility is subject to HSBC’s overriding right of repayment on demand and the loan under this facility is intended for the general working capital of 91 Wireless. On May 23, 2014, 91 Wireless drew down RMB45.34 million (US$7.00 million) with a fixed interest rate of 1.12% under the loan commitment, and on September 25, 2014, 91 Wireless drew down another RMB51.82 million (US$8.00 million) with a fixed interest rate of 1.13% under the loan commitment, both of which were secured by cash collateral of a subsidiary of 91 Wireless. On May 21, 2015, the loan amounting to RMB45.34 million (US$7.00 million) was repaid in full when it became due, and on December 18, 2015, the loan amounting to RMB51.82 million (US$8.00 million) was repaid in full when it became due.

On September 22, 2015, the Company entered into a banking facility agreement with China Merchants Bank (Shanghai Branch), pursuant to which the Company is entitled to borrow a RMB denominated loan of RMB100.00 million (US$15.44 million) for one year with a fixed annual interest rate at benchmark one-year lending rate published by People’s Bank of China. The loan is intended for the general working capital purposes. In September 2015, the Company drew down RMB9.90 million (US$1.53 million) with a fixed interest rate of 4.60%. In November and December 2015, the remaining of RMB90.10 million (US$13.90 million) was drawn down with a fixed interest rate of 4.35%.

Long-term Loans

On July 24, 2013, the Company entered into a loan agreement with Sumitomo Mitsui Banking Corporation, pursuant to which the Company is entitled to borrow an unsecured US$ denominated loan of RMB971.67 million (US$150.00 million) with a floating interest rate. The loan is intended for the general working capital of the Company. On July 29, 2013, the Company drew down RMB971.67 million (US$150.00 million) with a term of two years under the facility commitment. In connection with the loan agreement, the Company entered into an interest swap agreement, pursuant to which the loan will be settled with a fixed annual interest rate of 1.17% during the term of the loan. On July 24, 2015, the loan was repaid in full when it became due.

On August 13, 2013, the Company entered into a loan agreement with Australia and New Zealand Banking Group Limited (Hong Kong Branch), pursuant to which the Company is entitled to borrow an unsecured AU$ denominated loan of RMB1.30 billion (AU$235.00 million) with a floating interest rate. The loan is intended for the general working capital of the Company. On August 19, 2013, the Company drew down RMB1.30 billion (AU$235.00 million) with a term of two years under the facility commitment. In connection with the loan agreement, the Company entered into a currency swap agreement, pursuant to which the loan will be settled in a fixed US$ amount of US$200.00 million with a fixed annual interest rate of 1.65% during the term of the loan. On August 19, 2015, the loan was repaid in full when it became due.

On December 9, 2014, the Company entered into two loan agreements with Bank of China (Los Angeles Branch), pursuant to which the Company borrowed two unsecured US$ denominated loans of RMB971.67 million (US$150.00 million) with a term of two years and RMB971.67 million (US$150.00 million) with a term of three years. Both loans are intended for the general working capital of the Company and have a floating interest rate. In connection with the loan agreements, the Company entered into two interest swap agreements, pursuant to which the loans will be settled with a fixed annual interest rate of 2.31% and 2.45%, respectively, during the respective term of the loans.

On July 17, 2015, the Company entered into a loan agreement with Sumitomo Mitsui Banking Corporation, pursuant to which the Company is entitled to borrow an unsecured US$ denominated loan of RMB971.67 million (US$150.00 million) with a floating interest rate. The loan is intended for the general working capital of the Company. On August 10, 2015, the Company drew down RMB971.67 million (US$150.00 million) with a term of two years under the facility commitment. In connection with the loan agreement, the Company entered into an interest swap agreement, pursuant to which the loan will be settled with a fixed annual interest rate of 1.41% during the term of the loan.

On August 25, 2015, the Company entered into a loan agreement with HSBC, pursuant to which the Company is entitled to borrow an unsecured US$ denominated loan of RMB1.30 billion (US$200.00 million) with a fixed annual interest rate of 1.42%. The loan is intended for the general working capital of the Company. On August 28, 2015, the Company drew down RMB1.30 billion (US$200.00 million) with a term of two years under the facility commitment.

The interest swap agreements and currency swap agreement met the definition of a derivative in accordance with ASC 815. The fair value of the derivatives related to the interest swap agreements and currency swap agreement was insignificant for the years ended December 31, 2013, 2014 and 2015.